Average Annual Total Returns - Investor - Vanguard Target Retirement Income Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	10.02%	6.86%	5.88%	8.86%	5.79%	4.88%	6.29%	4.97%	4.31%	7.51%	4.44%	3.84%	21.02%	15.46%	13.84%	10.70%	7.10%	6.09%